Debt - Summary of Debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term debt:
Financing of transportation and store equipment	$ 143,057	$ 121,055
Supplier finance arrangements (Note 15)	1,119,196	684,755
Credit Lines	844,791	120,955
Total short-term debt	2,107,044	926,765
Long-term debt:
Financing of transportation and store equipment	141,907	106,693
Total debt	$ 2,248,951	$ 1,033,458